Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.1%
Astra Otoparts Tbk PT	1,704,600	$302,233
Selamat Sempurna Tbk PT	1,780,100	229,542
		531,775
Banks — 50.2%
Bank Aladin Syariah Tbk PT(a)	12,305,000	856,828
Bank BTPN Syariah Tbk PT	8,979,400	957,926
Bank Bukopin Tbk PT(a)	136,012,922	701,549
Bank Central Asia Tbk PT	143,744,790	83,197,090
Bank Jago Tbk PT(a)	2,489,200	513,568
Bank Mandiri Persero Tbk PT	92,590,620	34,913,218
Bank Negara Indonesia Persero Tbk PT	43,500,116	14,800,385
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,300,076	1,249,264
Bank Pembangunan Daerah Jawa Timur Tbk PT	25,171,500	1,006,211
Bank Rakyat Indonesia Persero Tbk PT	175,371,354	59,683,120
Bank Tabungan Negara Persero Tbk PT	27,468,626	2,293,941
		200,173,100
Broadline Retail — 4.6%
Bukalapak.com PT Tbk(a)	153,977,800	2,066,553
GoTo Gojek Tokopedia Tbk PT(a)	2,017,710,600	12,636,210
Mitra Adiperkasa Tbk PT	32,414,500	3,647,717
		18,350,480
Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	28,691,700	2,118,117
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		2,118,117
Chemicals — 1.7%
Barito Pacific Tbk PT	92,093,652	6,203,799
Surya Esa Perkasa Tbk PT	20,304,700	726,571
		6,930,370
Construction & Engineering — 0.2%
PP Persero Tbk PT(a)	238,322	8,528
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	679,877
Wijaya Karya Persero Tbk PT(a)	403,770	9,840
		698,245
Construction Materials — 2.1%
Berkah Beton Sadaya Tbk PT(a)	64,732,500	208,680
Indocement Tunggal Prakarsa Tbk PT	5,024,644	3,305,525
Semen Indonesia Persero Tbk PT	11,918,141	4,995,647
		8,509,852
Consumer Finance — 0.3%
BFI Finance Indonesia Tbk PT	18,751,500	1,396,388
Consumer Staples Distribution & Retail — 2.2%
Sumber Alfaria Trijaya Tbk PT	46,432,100	8,591,885

Diversified Telecommunication Services — 5.6%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	56,038,900	3,612,287
Telkom Indonesia Persero Tbk PT	76,366,290	18,568,912
		22,181,199
Electronic Equipment, Instruments & Components — 0.1%
Metrodata Electronics Tbk PT	12,179,300	408,333

Food Products — 5.8%
Astra Agro Lestari Tbk PT	820,900	402,676
Charoen Pokphand Indonesia Tbk PT	23,235,125	7,789,984
Indofood CBP Sukses Makmur Tbk PT	7,849,054	5,845,040
Indofood Sukses Makmur Tbk PT	14,293,930	5,923,832
Security	Shares	Value

Food Products (continued)
Inti Agri Resources Tbk PT(a)(b)	190,840,700	$—
Japfa Comfeed Indonesia Tbk PT	19,159,500	1,451,711
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,499,700	1,097,339
Sawit Sumbermas Sarana Tbk PT	8,207,800	537,132
		23,047,714
Gas Utilities — 0.8%
Perusahaan Gas Negara Tbk PT	42,099,707	3,028,698

Health Care Providers & Services — 0.5%
Medikaloka Hermina Tbk PT	15,713,600	1,489,297
Metro Healthcare Indonesia TBK PT(a)	46,820,900	558,470
		2,047,767
Household Products — 1.4%
Unilever Indonesia Tbk PT	24,409,820	5,745,659

Industrial Conglomerates — 3.6%
Astra International Tbk PT	41,598,730	14,494,573

Insurance — 0.4%
Panin Financial Tbk PT(a)	85,649,578	1,456,601

Marine Transportation — 0.3%
Transcoal Pacific Tbk PT	2,618,000	1,345,533

Media — 0.5%
Elang Mahkota Teknologi Tbk PT	9,850,000	409,623
Media Nusantara Citra Tbk PT	25,930,700	658,717
Surya Citra Media Tbk PT	97,391,500	986,291
		2,054,631
Metals & Mining — 4.3%
Amman Mineral Internasional PT(a)	14,419,084	6,697,099
Aneka Tambang Tbk	31,389,254	3,524,045
Bumi Resources Minerals Tbk PT(a)	109,872,900	1,430,969
Merdeka Copper Gold Tbk PT(a)	33,758,006	5,511,306
Timah Tbk PT	53,300	2,131
		17,165,550
Oil, Gas & Consumable Fuels — 5.6%
Adaro Energy Indonesia Tbk PT	45,944,939	7,767,844
AKR Corporindo Tbk PT	34,403,100	3,182,264
Bukit Asam Tbk PT	15,917,500	2,483,581
Energi Mega Persada Tbk PT, NVS(a)	26,857,200	398,269
Harum Energy Tbk PT	6,412,100	572,675
Indika Energy Tbk PT	4,235,100	402,758
Indo Tambangraya Megah Tbk PT	1,739,300	2,754,400
Medco Energi Internasional Tbk PT	34,185,886	2,537,364
Petrindo Jaya Kreasi Tbk PT, NVS	1,377,400	783,724
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	917,296	1,295,565
		22,178,444
Paper & Forest Products — 1.8%
Indah Kiat Pulp & Paper Tbk PT	8,882,700	5,026,286
Pabrik Kertas Tjiwi Kimia Tbk PT	4,427,200	2,062,316
		7,088,602
Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	33,618,737	1,083,776

Pharmaceuticals — 1.7%
Kalbe Farma Tbk PT	64,724,585	6,747,213

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 2.4%
Bumi Serpong Damai Tbk PT(a)	31,408,822	$2,147,812
Ciputra Development Tbk PT	40,600,513	2,958,000
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	129,960,342	737,364
Pakuwon Jati Tbk PT	77,976,477	2,071,569
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT	46,754,186	1,854,002
		9,768,747
Specialty Retail — 0.9%
Ace Hardware Indonesia Tbk PT	30,345,979	1,477,448
Erajaya Swasembada Tbk PT	45,625,700	1,052,732
Map Aktif Adiperkasa PT	16,011,500	867,161
		3,397,341
Transportation Infrastructure — 0.9%
Astrindo Nusantara Infrastructure Tbk PT(a)	110,644,300	806,113
Jasa Marga Persero Tbk PT	9,599,808	2,878,085
		3,684,198
Wireless Telecommunication Services — 0.9%
Smartfren Telecom Tbk PT(a)	244,110,500	802,684
XL Axiata Tbk PT	19,152,300	2,617,357
		3,420,041

Total Long-Term Investments — 99.7%
(Cost: $506,232,486)		397,644,832
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	280,000	$280,000

Total Short-Term Securities — 0.1%
(Cost: $280,000)		280,000

Total Investments — 99.8%
(Cost: $506,512,486)		397,924,832

Other Assets Less Liabilities — 0.2%		777,013

Net Assets — 100.0%		$398,701,845

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$—	$(170,000	)(a)	$—	$—	$280,000	280,000	$4,520	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	9	12/15/23	$444	$664

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$54,410,070	$342,554,885	$679,877	$397,644,832
Short-Term Securities
Money Market Funds	280,000	—	—	280,000
	$54,690,070	$342,554,885	$679,877	$397,924,832
Derivative Financial Instruments(a)
Assets
Equity Contracts	$664	$—	$—	$664

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3